Commitments, contingencies and guarantees (Tables)	12 Months Ended
Sep. 30, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Minimum Payments Under Long-Term Service and Other Agreements	Minimum payments under these agreements are due as follows:

$
Less than one year	124,776
Between one and three years	110,790
Between three and five years	215